Northwestern Mutual Series Fund, Inc.

Supplement dated August 14, 2012

to the

Statutory Prospectus Dated May 1, 2012

The following information supplements the Statutory Prospectus for the Northwestern Mutual Series Fund, Inc. (the “Series Fund”) dated May 1, 2012, as supplemented May 22, 2012, June 29, 2012 and July 10, 2012 (the “Prospectus”). You should read this Supplement together with the Prospectus. Please retain this Supplement for future reference.

Large Cap Blend Portfolio

Effective August 31, 2012, Alan J. Wilson and Mark D. Hickey will no longer serve as portfolio managers for the Large Cap Blend Portfolio (“Portfolio”). Accordingly, the summary for the Portfolio contained in the Prospectus is hereby amended as of such date to replace the corresponding information in the “PORTFOLIO MANAGEMENT” section of such summary with the following language:

“Portfolio Managers: Theodore R. Samuels, Director and President of CGTC, has been employed by CGTC or an affiliate since 1981 and began managing the Portfolio in 2007.

Eric H. Stern, Senior Vice President of CGTC, and has been employed by CGTC or an affiliate since 1991 and began managing the Portfolio in 2008.”

In addition, the information currently set forth under the “Large Cap Blend Portfolio” paragraph of the “Portfolio Managers” sub-section of the Prospectus section titled, “THE INVESTMENT ADVISER AND SUB-ADVISERS,” shall be deemed deleted and replaced with the following text:

“Large Cap Blend Portfolio

CGTC uses a multiple portfolio manager system where the Portfolio is divided into segments managed by individual managers. Each portfolio manager’s role is to make investment decisions for his respective segment of the Portfolio within the limits provided by the Portfolio’s objectives and policies and subject to oversight of CGTC’s investment committee. In addition, CGTC’s investment analysts also may make investment decisions with respect to a portion of a Portfolio’s assets.

Theodore R. Samuels, Director and President of CGTC, has been employed by CGTC or an affiliate since 1981.

Eric H. Stern, Director and Senior Vice President of CGTC, has been employed by CGTC or an affiliate since 1991.”

Northwestern Mutual Series Fund, Inc.

Large Cap Blend Portfolio

Supplement Dated August 14, 2012

to the

Summary Prospectus for the Large Cap Blend Portfolio Dated May 1, 2012

The following information supplements the Summary Prospectus for the Large Cap Blend Portfolio of Northwestern Mutual Series Fund, Inc. dated May 1, 2012 (the “Summary Prospectus”), a copy of which you have already received. You should read this Supplement together with the Summary Prospectus. Please retain this Supplement for future reference.

Effective August 31, 2012, Alan J. Wilson and Mark D. Hickey will no longer serve as portfolio managers for the Large Cap Blend Portfolio (“Portfolio”). Accordingly, the “PORTFOLIO MANAGEMENT” section of the Summary Prospectus is hereby amended with the following language:

“Portfolio Managers: Theodore R. Samuels, Director and President of CGTC, has been employed by CGTC or an affiliate since 1981 and began managing the Portfolio in 2007.

Eric H. Stern, Senior Vice President of CGTC, and has been employed by CGTC or an affiliate since 1991 and began managing the Portfolio in 2008.”